Segmental and Revenue Analysis	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENTAL AND REVENUE ANALYSIS

Note 13 – SEGMENTAL AND REVENUE ANALYSIS

The Company is solely engaged in the business of manufacturing and selling of pet food. Since the nature, the production processes and the marketing channel of the products are substantially similar, the Company is considered as operating in a single reportable segment with revenues derived from multiple product lines, marketing channels and countries. Certain entity-wide disclosures relating to revenues for the years ended December 31, 2019, 2018 and 2017 are as follows:

The net revenue generated from different marketing channels consists of the following:

	For the Years Ended December 31,
	2019	2018	2017
Overseas sales	$9,995,136	$15,832,362	$21,190,063
Domestic sales	2,711,445	4,102,457	2,086,462
Electronic commerce	83,779	3,800,668	5,734,121
Less: Sale tax and addition	(142,105)	(61,450)	(31,135)
Total net revenue	$12,648,255	$23,674,037	$28,979,511

The net revenue generated from different product lines is set forth as following:

	For the Years Ended December 31,
	2019	2018	2017
Pet chews	$6,469,755	$6,271,777	$9,614,426
Dried pet snacks	4,617,742	13,611,010	14,851,868
Wet canned pet food	1,310,001	2,782,382	3,035,196
Dental health snacks	305,452	495,581	856,875
Baked pet biscuits	87,410	95,169	8,226
Others	-	479,568	644,055
Less: Sales tax and addition	(142,105)	(61,450)	(31,135)
Total net revenue	$12,648,255	$23,674,037	$28,979,511

The net revenue generated from different countries is set forth as following:

	For the Years Ended December 31,
	2019	2018	2017
South Korea	$1,335,791	$2,870,998	$5,397,982
China	2,662,247	6,569,382	6,553,715
United Kingdom	1,573,546	2,415,043	3,213,303
Germany	2,062,110	2,522,149	3,585,535
Other countries	5,156,666	9,357,915	10,260,111
Less: Sales tax and addition	(142,105)	(61,450)	(31,135)
Total net revenue	$12,648,255	$23,674,037	$28,979,511

"Other countries" are comprised of all countries whose revenue, individually, was less than 10% of the Company's total revenue.

Substantially all of the Company's long-lived assets are located in the PRC.